Note 8 - Provision for Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net operating loss carryforwards	$ 19,994	$ 22,508
Valuation allowance	(19,994)	(22,508)
Total net deferred tax assets	$ 0	$ 0